Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 4,390,293	$ 688,933	¥ 6,705,612
Restricted cash	460,174	72,211	102,598
Short-term investments	193,672	30,391	0
Accounts receivable, net of allowance of RMB12,496 and RMB924 (US$145) as of December 31, 2020 and 2021, respectively	661,027	103,730	422,224
Value added taxes recoverable	327,553	51,400	182,982
Amount due from related parties	0	0	64,093
Prepayments and other current assets	314,604	49,368	112,467
Total current assets	6,347,323	996,033	7,589,976
Non-current assets
Property and equipment, net	9,427,591	1,479,395	6,423,830
Operating lease right-of-use assets	803,544	126,094	635,683
Finance lease right-of use assets	136,825	21,471	144,615
Intangible assets	305,800	47,987	320,299
Goodwill	472,883	74,206	472,883
Deferred tax assets	30,866	4,844	18,789
Restricted cash	390,535	61,283	103,253
Value added taxes recoverable	424,011	66,537	357,125
Other non-current assets	342,573	53,755	193,145
Total non-current assets	12,334,628	1,935,572	8,669,622
Total assets	18,681,951	2,931,605	16,259,598
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB102,267 and RMB114,478 (US$17,965) as of December 31, 2020 and 2021, respectively):
Short-term bank loans	260,980	40,953	66,135
Current portion of long-term bank loans	1,689,545	265,126	230,778
Accounts payable	1,701,299	266,971	1,186,030
Amounts due to related parties	38,832	6,094	37,468
Income taxes payable	49,168	7,716	47,272
Current portion of operating lease liabilities	45,501	7,140	40,131
Current portion of finance lease liabilities	4,765	748	4,906
Derivative liabilities			8,671
Accrued expenses and other current liabilities	511,257	80,227	211,549
Total current liabilities	4,301,347	674,975	1,832,940
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB212,413 and RMB196,730 (US$30,871) as of December 31, 2020 and 2021, respectively):
Long-term bank loans	3,526,460	553,379	3,892,120
Operating lease liabilities	198,806	31,197	204,305
Finance lease liabilities	57,002	8,945	59,986
Deferred tax liabilities	270,950	42,518	254,431
Derivative liabilities	16,354	2,566	16,123
Other non-current liabilities	196,400	30,819	260,225
Total non-current liabilities	4,265,972	669,424	4,687,190
Total liabilities	8,567,319	1,344,399	6,520,130
Shareholders’ equity
Ordinary shares	46	7	46
Additional paid-in capital	10,646,328	1,670,641	10,510,516
Statutory reserves	189,700	29,768	82,792
Accumulated other comprehensive loss	(257,977)	(40,482)	(172,586)
Accumulated deficit	(463,465)	(72,728)	(681,300)
Total shareholders’ equity	10,114,632	1,587,206	9,739,468
Total liabilities and shareholders’ equity	¥ 18,681,951	$ 2,931,605	¥ 16,259,598